Employee Benefits -Summary of Key Weighted-Average Assumptions used by Bank for Measurement of Benefit Obligation and Benefit Expense for All of Bank's Principal Plans (Detail)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Pension plans [member] | Canada [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.6	23.6
Pension plans [member] | Canada [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.7	24.7
Pension plans [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.5	24.5
Pension plans [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	25.6	25.6
Pension plans [member] | Mexico [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	21.6	21.6
Pension plans [member] | Mexico [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24	23.9
Pension plans [member] | Mexico [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	21.7	21.6
Pension plans [member] | Mexico [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24	24
Pension plans [member] | United States [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	22	22
Pension plans [member] | United States [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.5	23.4
Pension plans [member] | United States [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.4	23.3
Pension plans [member] | United States [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.8	24.8
Pension plans [member] | Actuarial assumption of discount rates for all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.22%	6.13%
Pension plans [member] | Actuarial assumption of discount rates for canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	5.70%
Pension plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.85%	3.96%
Rate of increase in future compensation	3.96%	3.90%
Pension plans [member] | Actuarial assumption of discount rates for defined benefit obligations of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.13%	5.77%
Pension plans [member] | Actuarial assumption of discount rates for net interest cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.13%	5.76%
Pension plans [member] | Actuarial assumption of discount rates for service cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.06%	5.80%
Pension plans [member] | Actuarial assumption of discount rates for interest on service cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.07%	5.71%
Pension plans [member] | Actuarial assumption of discount rates for defined benefit obligations of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.70%	5.41%
Pension plans [member] | Actuarial assumption of discount rates for net interest cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.70%	5.40%
Pension plans [member] | Actuarial assumption of discount rates for service cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.60%	5.41%
Pension plans [member] | Actuarial assumption of discount rates for interest on service cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.61%	5.30%
Other benefit plans [member] | Canada [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.6	23.6
Other benefit plans [member] | Canada [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.7	24.7
Other benefit plans [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.5	24.5
Other benefit plans [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	25.6	25.6
Other benefit plans [member] | Mexico [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	21.6	21.6
Other benefit plans [member] | Mexico [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24	23.9
Other benefit plans [member] | Mexico [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	21.7	21.6
Other benefit plans [member] | Mexico [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24	24
Other benefit plans [member] | United States [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	22	22
Other benefit plans [member] | United States [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.5	23.4
Other benefit plans [member] | United States [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.4	23.3
Other benefit plans [member] | United States [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.8	24.8
Other benefit plans [member] | Actuarial assumption of discount rates for all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.51%	7.36%
Other benefit plans [member] | Actuarial assumption of discount rates for canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.69%	5.80%
Other benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.37%	4.61%
Rate of increase in future compensation	4.61%	4.67%
Other benefit plans [member] | Actuarial assumption of discount rates for defined benefit obligations of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.36%	7.01%
Other benefit plans [member] | Actuarial assumption of discount rates for net interest cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.36%	6.96%
Other benefit plans [member] | Actuarial assumption of discount rates for service cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.31%	7.09%
Other benefit plans [member] | Actuarial assumption of discount rates for interest on service cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.27%	7.09%
Other benefit plans [member] | Actuarial assumption of discount rates for defined benefit obligations of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.80%	5.40%
Other benefit plans [member] | Actuarial assumption of discount rates for net interest cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.80%	5.31%
Other benefit plans [member] | Actuarial assumption of discount rates for service cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.62%	5.49%
Other benefit plans [member] | Actuarial assumption of discount rates for interest on service cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.53%	5.49%
Other benefit plans [member] | Actuarial assumption of medical cost trend initial rates [member]
Disclosure of defined benefit plans [line items]
Health care cost trend rates at end of year	5.72%	5.68%
Other benefit plans [member] | Actuarial assumption of medical cost trend ultimate rates [member]
Disclosure of defined benefit plans [line items]
Health care cost trend rates at end of year	4.71%	4.93%
Year ultimate rate reached	2041	2040